Fair Value Measurements - Summary Of Change in Fair Value of Derivative Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning Balance	$ 0
Ending Balance		$ 0
Fair Value, Inputs, Level 3 | Forward Warrant Agreement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning Balance		230
Issuance		400
Change in fair values	(5,764)	(170)
Exercise of warrants	3,305
Ending Balance	(2,229)
Fair Value, Inputs, Level 3 | Earn out Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning Balance	0
Initial measurement on March 2, 2022 upon Business Combination (Note 3)	20,413
Change in fair values	(19,207)
Ending Balance	1,206	0
Fair Value, Inputs, Level 3 | Trinity Warrants [Member] | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning Balance		4,355
Issuance		2,691
Change in fair values	2,015	1,664
Exercise of warrants	(6,370)
Fair Value, Inputs, Level 3 | Private Placement Warrants | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning Balance	0
Initial measurement on March 2, 2022 upon Business Combination (Note 3)	9,612
Change in fair values	(8,544)
Ending Balance	$ 1,068	$ 0